July 24, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: American Century Investment Trust (CIK 0000908406)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, we are transmitting this filing for your 10-day review pursuant to Rule 14a-6(a) of Rule 14(a) under the Securities Exchange Act of 1934. This filing contains preliminary proxy materials relating to a Special Meeting of the Premium Money Market Fund to be held on October 5, 2015. The Registrant intends to release to shareholders definitive copies of the proxy statement and form of proxy on or about August 24, 2015.

If you have any questions or comments pertaining to this filing, please direct them to me at (816) 340-3275.

Sincerely,

/s/ Ashley L. Bergus
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Ashley Bergus
Corporate Counsel

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com